Accounts and Notes Receivable - Summary of Accounts and Notes Receivables (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 23,238	$ 21,976	$ 21,051
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	12,606	12,730	11,602
Wholesale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	10,530	9,111	9,333
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables from financing activities, net	$ 102	$ 135	$ 116